Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Common stocks: 99.35%
Communication services: 5.36%
Entertainment: 2.38%
Activision Blizzard Incorporated	95,450	$ 7,306,698
Warner Music Group Corporation Class A	36,330	1,272,277
		8,578,975
Media: 2.98%
Omnicom Group Incorporated	132,050	10,771,319
Consumer discretionary: 16.14%
Auto components: 2.79%
Gentex Corporation	369,068	10,064,484
Household durables: 4.21%
Helen of Troy Limited	86,659	9,611,350
Whirlpool Corporation	39,650	5,608,889
		15,220,239
Leisure products: 1.85%
Hasbro Incorporated	109,270	6,666,563
Specialty retail: 3.74%
American Eagle Outfitters Incorporated	458,830	6,405,267
CarMax Incorporated †	116,650	7,102,819
		13,508,086
Textiles, apparel & luxury goods: 3.55%
Gildan Activewear Incorporated	306,880	8,408,512
HanesBrands Incorporated	692,158	4,402,125
		12,810,637
Consumer staples: 1.23%
Food products: 1.23%
Ingredion Incorporated	45,420	4,447,981
Energy: 2.47%
Oil, gas & consumable fuels: 2.47%
The Williams Companies Incorporated	270,300	8,892,870
Financials: 24.31%
Banks: 1.56%
M&T Bank Corporation	38,840	5,634,130
Capital markets: 6.54%
Brookfield Asset Management Incorporated Class A	246,280	7,060,848
Cboe Global Markets Incorporated	36,300	4,554,561
State Street Corporation	154,750	12,003,958
		23,619,367
See accompanying notes to portfolio of investments

Allspring C&B Mid Cap Value Fund  |  1

Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Consumer finance: 2.18%
FirstCash Holdings Incorporated	41,515	$ 3,608,069
Synchrony Financial	129,700	4,261,942
		7,870,011
Insurance: 11.78%
Arch Capital Group Limited †	86,325	5,419,484
Fidelity National Financial Incorporated	249,177	9,374,039
Globe Life Incorporated	84,900	10,234,695
Progressive Corporation	51,574	6,689,664
RenaissanceRe Holdings Limited	28,851	5,315,220
The Allstate Corporation	40,500	5,491,800
		42,524,902
Thrifts & mortgage finance: 2.25%
Essent Group Limited	208,470	8,105,314
Health care: 13.05%
Health care equipment & supplies: 8.07%
Baxter International Incorporated	157,250	8,015,033
Dentsply Sirona Incorporated	225,250	7,171,960
Enovis Corporation	89,990	4,816,265
Integra LifeSciences Holdings Corporation †	162,563	9,114,907
		29,118,165
Health care providers & services: 1.56%
Laboratory Corporation of America Holdings	23,940	5,637,391
Life sciences tools & services: 1.08%
Syneos Health Incorporated †	106,034	3,889,327
Pharmaceuticals: 2.34%
Perrigo Company plc	248,140	8,459,093
Industrials: 22.56%
Aerospace & defense: 4.29%
BWX Technologies Incorporated	135,730	7,883,198
Woodward Incorporated	78,687	7,601,951
		15,485,149
Building products: 1.52%
Armstrong World Industries Incorporated	80,040	5,489,944
Commercial services & supplies: 2.61%
IAA Incorporated †	235,244	9,409,760
Electrical equipment: 3.80%
Acuity Brands Incorporated	37,420	6,197,126
AMETEK Incorporated	53,960	7,539,291
		13,736,417
Machinery: 6.41%
ESAB Corporation	184,490	8,656,271
Gates Industrial Corporation plc †	404,250	4,612,493
See accompanying notes to portfolio of investments

2  |  Allspring C&B Mid Cap Value Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Machinery (continued)
PACCAR Incorporated	36,607	$ 3,622,995
Stanley Black & Decker Incorporated	83,240	6,252,989
		23,144,748
Trading companies & distributors: 3.93%
AerCap Holdings NV †	243,100	14,177,586
Information technology: 10.90%
Electronic equipment, instruments & components: 6.12%
Arrow Electronics Incorporated	122,166	12,774,899
TE Connectivity Limited	81,275	9,330,370
		22,105,269
Semiconductors & semiconductor equipment: 2.43%
MKS Instruments Incorporated	103,603	8,778,282
Software: 2.35%
Open Text Corporation	285,510	8,462,516
Real estate: 1.74%
Real estate management & development: 1.74%
CBRE Group Incorporated Class A †	81,740	6,290,710
Utilities: 1.59%
Gas utilities: 1.59%
Atmos Energy Corporation	51,200	5,737,984
Total Common stocks (Cost $314,712,512)		358,637,219

		Yield
Short-term investments: 1.10%
Investment companies: 1.10%
Allspring Government Money Market Fund Select Class ♠∞		4.09%	3,958,297	3,958,297
Total Short-term investments (Cost $3,958,297)				3,958,297
Total investments in securities (Cost $318,670,809)	100.45%			362,595,516
Other assets and liabilities, net	(0.45)			(1,631,662)
Total net assets	100.00%			$360,963,854

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
See accompanying notes to portfolio of investments

Allspring C&B Mid Cap Value Fund  |  3

Portfolio of investments—December 31, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$7,211,111	$38,120,875	$(41,373,689)	$0	$0	$3,958,297	3,958,297	$73,970
Investments in affiliates no longer held at end of period
Securities Lending Cash Investments LLC	5,778,950	1,979,250	(7,758,200)	0	0	0	0	5,060#
				$0	$0	$3,958,297		$79,030

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

4  |  Allspring C&B Mid Cap Value Fund

Notes to portfolio of investments—December 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated

Allspring C&B Mid Cap Value Fund  |  5

Notes to portfolio of investments—December 31, 2022 (unaudited)

with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$19,350,294	$0	$0	$19,350,294
Consumer discretionary	58,270,009	0	0	58,270,009
Consumer staples	4,447,981	0	0	4,447,981
Energy	8,892,870	0	0	8,892,870
Financials	87,753,724	0	0	87,753,724
Health care	47,103,976	0	0	47,103,976
Industrials	81,443,604	0	0	81,443,604
Information technology	39,346,067	0	0	39,346,067
Real estate	6,290,710	0	0	6,290,710
Utilities	5,737,984	0	0	5,737,984
Short-term investments
Investment companies	3,958,297	0	0	3,958,297
Total assets	$362,595,516	$0	$0	$362,595,516
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended December 31, 2022, the Fund did not have any transfers into/out of Level 3.

6  |  Allspring C&B Mid Cap Value Fund